Borrowings - Schedule of Debt (Detail) - Successor [Member] - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Short-term borrowings	$ 14.3	$ 12.2	$ 18.2
Other borrowings	6.1	0.7
Unamortized original issue discount	(17.3)	(18.3)	(22.7)
Debt and Capital Lease Obligations	3,608.3	3,696.4	3,920.9
Current portion of long-term borrowings	27.3	27.9	28.5
Long-term borrowings	3,566.7	3,656.3	3,874.2
Dollar Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Term loan	2,159.8	2,165.5	2,282.8
Euro Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Term loan	425.0	481.0	547.7
Dollar Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	750.0	750.0	750.0
Euro Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	$ 270.4	$ 305.3	$ 344.9